Note 36 - Related Parties - Key Management Personnel and Entities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Key management salaries and bonuses		$ 3,245	$ 2,915	$ 2,362
Cash-settled share-based expense*	[1]	540	1,280	723
Key management personnel compensation		$ 3,785	$ 4,195	$ 3,085

[1]	Amount inclusive of $295 (2019: $107, 2018: $43) classified as production costs.